Indebtedness	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Indebtedness
15.	Indebtedness

Short-term and long-term debts are as follows:

	2011	2010	2009
Short-term borrowings from commercial banks (a)	$607,427,103	$372,055,279	$286,864,063
Long-term debt by contracts (b):
Shanghai USD syndicate loan	$—	$—	$127,840,000
Shanghai USD & RMB loan	—	110,270,925	99,309,612
Beijing USD syndicate loan	180,084,000	290,062,000	300,060,000
EUR loan	8,270,540	25,422,024	50,227,567
Tianjin USD syndicate loan	—	86,300,000	179,000,000
Beijing USD & RMB loan	48,837,901	—	—
Shanghai USD loan	26,523,000	—	—
Total long-term debt	$263,715,441	$512,054,949	$756,437,179
Long-term debt by repayment schedule:
Within one year	$191,354,539	$333,458,941	$205,784,080
More than one year, but not exceeding
two years	72,360,902	178,596,008	334,995,270
More than two years, but not exceeding
five years	—	—	215,657,829
Total	$263,715,441	$512,054,949	$756,437,179
Less: current maturities of long-term debt	$191,354,539	333,458,941	205,784,080
Non-current maturities of long-term debt	$72,360,902	$178,596,008	$550,653,099

(a)	Short-term borrowings from commercial banks
As of December 31, 2011, the Company had 24 short-term credit agreements that provided total credit facilities of up to $919 million on a revolving credit basis. As of December 31, 2011, the Company had drawn down $607.4 million under these credit agreements and $311.6 million was available for future tradings and borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $43.3 million, which is secured by term deposit, and $23.2 million, which is secured by real property with an original cost of $17.5 million. The interest expense incurred in 2011 was $20,818,060 of which $10,154,263 was capitalized as additions to assets under construction. The interest rate ranged from 1.6% to 7.2% in 2011.

As of December 31, 2010, the Company had 20 short-term credit agreements that provided total credit facilities of up to $583 million on a revolving credit basis. As of December 31, 2010, the Company had drawn down $372 million under these credit agreements and $211 million was available for future borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $13 million, which is secured by term deposits. The interest expense incurred in 2010 was $12,037,913 of which $3,182,351 was capitalized as additions to assets under construction. The interest rate ranged from 1.11% to 5.84% in 2010.

As of December 31, 2009, the Company had 19 short-term credit agreements that provided total credit facilities of up to $337 million on a revolving credit basis. As of December 31, 2009, the Company had drawn down $287 million under these credit agreements and $50 million was available for future borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $20 million, which is secured by term deposits. The interest expense incurred in 2009 was $11,250,052, of which $2,752,239 was capitalized as additions to assets under construction. The interest rate ranged from 1.11% to 8.75% in 2009.

(b)	Long-term debt
Shanghai USD & RMB loan
In June 2009, Semiconductor Manufacturing International (Shanghai) Corporation (“SMIS”) entered into the Shanghai USD & RMB loan, a two-year loan facility in the principal amount of $80,000,000 and RMB200,000,000 (approximately $29,309,012) with The Export-Import Bank of China. The principal amount was fully repaid in 2011.

The facility was secured by the manufacturing equipment located in SMIS’s 12-inch fab. This two year bank facility was used to finance future expansion and general corporate needs for SMIS’s 12-inch fab. The interest rates from the US tranche and RMB tranche varied from 2.4% to 4.86%.

Shanghai USD loan
In April 2011, SMIS entered into the Shanghai USD loan, a new two-year loan facility in the principal amount of US$69 million with The Export-Import Bank of China. This two-year bank facility was used to finance future expansion for SMIS’s 12-inch fab. As of December 31, 2011, SMIS had drawn down US$26.5 million. The principal amount of $3.0 million will be repayable within 2012 and $23.5 million be repayable in June 2013. The interest rate is 4.395%.

The total outstanding balance of the facilities is collateralized by certain equipment of SMIS with an original cost of US$38.6 million as of December 31, 2011.

The Shanghai USD loan contains covenants to maintain certain minimum coverage ratio. SMIS was in compliance with these covenants as of December 31, 2011.

Beijing USD syndicate loan
In May 2005, Semiconductor Manufacturing International (Beijing) Corporation (“SMIB”) entered into the Beijing USD syndicate loan, a five-year loan facility in the aggregate principal amount of $600,000,000, with a syndicate of financial institutions based in the PRC. The principal amount is repayable starting from December 2007 in six equal semi-annual installments. On June 26, 2009, SMIB and the syndicate amended the syndicated loan agreement to defer the commencement of the three remaining semi-annual payments to December 28, 2011. SMIB has made the repayment of $109 million in 2011. The amendment includes a provision for mandatory early repayment of a portion of the outstanding balance if SMIB’s financial performance exceeds certain pre-determined benchmarks. The amendment was accounted for as a modification as the terms of the amended instrument were not substantially different from the original terms. The interest rates before and after the amendment, changed from 2.59% to 2.9945%.

The total outstanding balance of the Beijing USD syndicate loan is collateralized by SMIB’s plant and equipment with an original cost of $1,318.6 million as of December 31, 2011.

The Beijing USD syndicate loan contains covenants to maintain minimum cash flows as a percentage of non- cash expenses and to limit total liabilities, excluding shareholder loans, as a percentage of total assets. SMIB was in compliance with these covenants as of December 31, 2011.

Beijing USD & RMB Loan
In September 2011, SMIB entered into the Beijing USD and RMB Loan, a two-year loan facility in the principal amount of US$25 million and RMB 150 million (approximately $24 million) with The Export-Import Bank of China. This two-year bank facility was used for working capital purposes. As of December 31, 2011, SMIB had drawn down US$25 million & RMB 150 million on this loan facility. The principal amount is repayable in September 2013. The interest rate is variable from 6.35% to 6.65%.

The total outstanding balance of the Beijing USD & RMB Loan is collateralized by SMIB’s plant and equipment with an original cost of $ 132.3 million as of December 31, 2011.

EUR loan
On December 15, 2005, the Company entered into a EUR denominated long-term loan facility agreement in the aggregate principal amount of EUR 85 million (equivalent to approximately US$105 million) with ABN Amro Bank N.V. Commerz Bank N.V., Shanghai Branch. The drawdown period of the facility ends on the earlier of (i) thirty six months after the execution of the agreement or (ii) the date which the loans have been fully drawn down. Each draw-down made under the facility shall be repaid in full by the Company in ten equal semi-annual installments starting from May 6, 2006. The interest rate is variable from 2.5% to 5.0%.

The total outstanding balance of the facility is collateralized by certain of SMIC Shanghai’s equipment at the original cost of US$115 million as of December 31, 2011.

Tianjin USD syndicate loan
In May 2006, Semiconductor Manufacturing International (Tianjin) Corporation (“SMIT”) entered into the Tianjin USD syndicate loan, a five-year loan facility in the aggregate principal amount of $300,000,000, with a syndicate of financial institutions based in the PRC. This five-year bank loan was used to expand the capacity of SMIT’s fab. The Company has guaranteed SMIT’s obligations under this facility. The principal amount was repayable starting from 2010 in six semi-annual installments and interest rate varied from 1.6% to 1.7%. In August 2011, the facility was fully repaid.

Details of the drawn down, repayment and outstanding balance of the abovementioned long-term debts are summarized as follows:

	Shanghai
	USD	Shanghai		Beijing USD	Beijing		Tianjin USD
	Syndicate	USD & RMB	Shanghai	Syndicate	USD &		Syndicate
	Loan	Loan	USD Loan	Loan	RMB Loan	EUR Loan	Loan
Balance at January 1, 2009	266,050,000	—		300,060,000		72,037,070	259,000,000
Drawn down	—	99,309,612		—			—
Repayment	138,210,000	—		—		21,809,503	80,000,000
Balance at December 31, 2009	127,840,000	99,309,612		300,060,000		50,227,567	179,000,000
Drawn down	—	10,961,313		—			—
Repayment	127,840,000	—		9,998,000		24,805,543	92,700,000
Balance at December 31, 2010	—	110,270,925	—	290,062,000		25,422,024	86,300,000
Drawn down	—	—	26,523,000	—	48,837,901	—	—
Repayment	—	110,270,925		109,978,000		17,151,484	86,300,000
Balance at December 31, 2011	—	—	26,523,000	180,084,000	48,837,901	8,270,540	—